Reclassifications (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Revenue	$ 22,852,263	$ 44,099,610	$ 25,563,945
Cost of sales	(18,741,277)	(43,581,963)	(31,349,979)
General and administrative expenses	(10,226,561)	(62,918,437)	(69,029,507)
Selling and marketing expenses	(93,431)	(17,520,448)	(12,190,989)
Provision for expected credit losses	(535,340)	(873,442)	(1,101,614)
Other income/ (expenses)	18,834,177	548,823	(807)
Finance income	97,553	209,434	126,449
Finance cost	(129,355)	(3,666,643)	(1,494,693)
Loss for the year from discontinued operations	$ (1,058,675)	(24,830,739)	$ (12,399,838)
As previously reported
Consolidated statement of comprehensive income
Revenue		51,489,952
Cost of sales		(48,736,323)
General and administrative expenses		(66,521,060)
Selling and marketing expenses		(18,148,235)
Provision for expected credit losses		(1,184,542)
Other income/ (expenses)		710,458
Finance income		253,892
Finance cost		(3,777,291)
Loss for the year from discontinued operations		(22,620,656)
Reclassification
Consolidated statement of comprehensive income
Revenue		(7,390,342)
Cost of sales		5,154,360
General and administrative expenses		3,602,623
Selling and marketing expenses		627,787
Provision for expected credit losses		311,100
Other income/ (expenses)		(161,635)
Finance income		(44,458)
Finance cost		110,648
Loss for the year from discontinued operations		$ (2,210,083)